Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2015
Distribution Date:	7/15/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds
Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.85%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$10,384,775,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$8,973,825,000

Total Outstanding			$19,358,600,000

OSFI Covered Bond Limit			$33,629,121,868

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2015
Distribution Date:	7/15/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC (2) provisions	A2	A+	AA (low)	A-
Subordinated Debt that contains NVCC (2) provisions	A3	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2015
Distribution Date:	7/15/2015

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$10,384,775,000

A = Lesser of (i) LTV Adjusted Loan Balance and			14,166,390,408		A (i)	15,151,219,687
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	14,166,390,408
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			216,845,248
Total: A + B + C + D + E - F			13,949,545,160

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			10,464,331,565

A = lesser of (i) Present Value of outstanding loan balance of			15,304,957,337		A (i)	15,304,957,337
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	27,973,750,097
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			15,304,957,337

Intercompany Loan Balance

Guarantee Loan			11,106,908,019
Demand Loan			4,521,487,889
Total			15,628,395,908

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
June 29, 2015	N/A		N/A

Portfolio Flow of Funds

	29-Jun-15		28-May-15
Cash Inflows
Principal Receipts	331,906,014.63		270,886,952.55
Sale of Loans	18,086,276.55		18,029,372.70
Revenue Receipts	43,478,075.18		39,267,894.15
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(38,847,742.56)	(6)	(34,583,602.79)	(7)
Purchase of Loans	(31,844,899.29)		(35,338,629.22)
Intercompany Loan Repayment	(318,157,022.37)	(6)	(253,577,696.03)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(1,908.85)		(26.42)
Net Inflows/(Outflows)	4,618,793.29		4,684,264.94

(1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the

Transaction. Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of June,

being 2.4926%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of

Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 14 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2014 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on July 17th, 2015.

(7) This amount was paid out on June 17th, 2015.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2015
Distribution Date:	7/15/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$ 15,454,561,432
Current Month Ending Balance	$ 15,136,409,225
Number of Mortgage Loans in Pool	90,241
Average Loan Size	$ 167,733
Number of Primary Borrowers	78,437
Number of Properties	79,891

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	52.00%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	65.46%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	80.73%
Weighted Average Seasoning of Loans in the Portfolio	30.85	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.05%
Weighted Average Original Term of Loans in the Portfolio	54.75	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	23.90	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	50.11	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	90,130	99.88%	15,113,864,507	99.85%
30 to 59 Days Past Due	90	0.10%	19,292,709	0.13%
60 to 89 Days Past Due	21	0.02%	3,252,008	0.02%
90 or More Days Past Due	-	0.00%	-	0.00%
Total	90,241	100.00%	15,136,409,225	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	9,697	10.75%	1,877,889,116	12.41%
British Columbia	11,616	12.87%	2,633,880,189	17.40%
Manitoba	2,260	2.50%	288,253,005	1.90%
New Brunswick	2,222	2.46%	202,366,830	1.34%
Newfoundland	2,103	2.33%	247,933,583	1.64%
Northwest Territories	18	0.02%	2,665,820	0.02%
Nova Scotia	3,392	3.76%	362,868,966	2.40%
Nunavut	-	0.00%	-	0.00%
Ontario	45,406	50.32%	7,737,133,025	51.12%
Prince Edward Island	561	0.62%	54,309,201	0.36%
Quebec	10,271	11.38%	1,286,253,829	8.50%
Saskatchewan	2,465	2.73%	398,078,215	2.63%
Yukon	230	0.25%	44,777,446	0.30%
Total	90,241	100.00%	15,136,409,225	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,486	1.65%	253,882,834	1.68%
599 or less	1,652	1.83%	259,970,695	1.72%
600 - 650	2,820	3.12%	498,141,501	3.29%
651 - 700	6,390	7.08%	1,159,893,708	7.66%
701 - 750	11,079	12.28%	1,975,482,644	13.05%
751 - 800	14,959	16.58%	2,647,663,296	17.49%
801 and Above	51,855	57.46%	8,341,374,546	55.11%
Total	90,241	100.00%	15,136,409,225	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recenly determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) Refer to footnote (5) on page 3 of this Investor Report.
(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2015
Distribution Date:	7/15/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	72,135	79.94%	11,998,809,480	79.27%
Variable	18,106	20.06%	3,137,599,744	20.73%
Total	90,241	100.00%	15,136,409,225	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	77,876	86.30%	12,307,882,810	81.31%
Non-STEP	12,365	13.70%	2,828,526,415	18.69%
Total	90,241	100.00%	15,136,409,225	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,934	3.25%	534,852,656	3.53%
Owner Occupied	87,307	96.75%	14,601,556,569	96.47%
Total	90,241	100.00%	15,136,409,225	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	71,737	79.49%	12,443,515,279	82.21%
3.5000 - 3.9999	13,667	15.15%	2,055,905,409	13.58%
4.0000 - 4.4999	3,533	3.92%	475,480,242	3.14%
4.5000 - 4.9999	794	0.88%	103,470,670	0.68%
5.0000 - 5.4999	338	0.37%	36,865,934	0.24%
5.5000 - 5.9999	88	0.10%	8,667,522	0.06%
6.0000 - 6.4999	75	0.08%	11,664,126	0.08%
6.5000 - 6.9999	7	0.01%	655,779	0.00%
7.0000 - 7.4999	1	0.00%	105,585	0.00%
7.5000 - 7.9999	1	0.00%	78,679	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	90,241	100.00%	15,136,409,225	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	11,370	12.60%	646,632,817	4.27%
20.01-25.00	4,609	5.11%	463,841,022	3.06%
25.01-30.00	4,929	5.46%	591,123,860	3.91%
30.01-35.00	5,588	6.19%	775,392,458	5.12%
35.01-40.00	5,845	6.48%	894,464,471	5.91%
40.01-45.00	6,186	6.85%	1,054,007,311	6.96%
45.01-50.00	7,075	7.84%	1,339,971,624	8.85%
50.01-55.00	8,280	9.18%	1,679,682,095	11.10%
55.01-60.00	9,914	10.99%	2,111,270,100	13.95%
60.01-65.00	10,932	12.11%	2,358,596,010	15.58%
65.01-70.00	8,590	9.52%	1,812,640,833	11.98%
70.01-75.00	4,682	5.19%	988,033,620	6.53%
75.01-80.00	2,139	2.37%	404,697,690	2.67%
80.01 and Above	102	0.11%	16,055,314	0.11%
Total	90,241	100.00%	15,136,409,225	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2015
Distribution Date:	7/15/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	13,229	14.66%	1,898,588,778	12.54%
12.00 - 23.99	37,158	41.18%	6,005,620,414	39.68%
24.00 - 35.99	29,752	32.97%	5,610,629,290	37.07%
36.00 - 41.99	1,667	1.85%	214,643,047	1.42%
42.00 - 47.99	1,102	1.22%	193,310,411	1.28%
48.00 - 53.99	2,141	2.37%	368,568,358	2.43%
54.00 - 59.99	3,725	4.13%	583,703,449	3.86%
60.00 - 65.99	726	0.80%	125,337,667	0.83%
66.00 - 71.99	63	0.07%	11,832,546	0.08%
72.00 and Above	678	0.75%	124,175,264	0.82%
Total	90,241	100.00%	15,136,409,225	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	32,511	36.03%	1,811,786,523	11.97%
100,000 - 149,999	17,213	19.07%	2,140,312,420	14.14%
150,000 - 199,999	13,557	15.02%	2,355,165,308	15.56%
200,000 - 249,999	9,378	10.39%	2,097,934,827	13.86%
250,000 - 299,999	6,358	7.05%	1,736,991,185	11.48%
300,000 - 349,999	3,863	4.28%	1,249,488,388	8.25%
350,000 - 399,999	2,498	2.77%	931,762,597	6.16%
400,000 - 449,999	1,451	1.61%	613,867,375	4.06%
450,000 - 499,999	1,050	1.16%	496,899,137	3.28%
500,000 - 549,999	647	0.72%	339,000,719	2.24%
550,000 - 599,999	402	0.45%	229,639,741	1.52%
600,000 - 649,999	300	0.33%	187,355,143	1.24%
650,000 - 699,999	195	0.22%	131,289,151	0.87%
700,000 - 749,999	139	0.15%	100,510,770	0.66%
750,000 - 799,999	116	0.13%	89,787,795	0.59%
800,000 - 849,999	105	0.12%	86,642,121	0.57%
850,000 - 899,999	87	0.10%	75,779,040	0.50%
900,000 - 949,999	57	0.06%	52,694,122	0.35%
950,000 - 999,999	51	0.06%	49,707,145	0.33%
1,000,000 or Greater	263	0.29%	359,795,716	2.38%
Total	90,241	100.00%	15,136,409,225	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	9,763	10.82%	1,455,036,261	9.61%
Single Family	79,171	87.73%	13,449,868,486	88.86%
Multi Family	1,125	1.25%	204,154,831	1.35%
Other	182	0.20%	27,349,646	0.18%
Total	90,241	100.00%	15,136,409,225	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2015
Distribution Date:	7/15/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	72,581,142	57,951,687	68,324,459	106,888,182	98,865,612	132,202,409	172,456,216	199,155,347	296,599,154	379,757,635	192,092,447	69,391,679	29,970,323	1,652,824	1,877,889,116	12.41%
	Current and Less Than 30 Days Past Due	72,517,956	57,951,687	68,240,965	106,888,182	98,808,237	132,007,753	172,317,624	198,780,668	296,118,490	378,494,971	191,889,534	69,391,679	29,970,323	1,652,824	1,875,030,893	99.85%
	30 to 59 Days Past Due	63,185	-	83,494	-	57,375	-	138,592	374,678	480,664	1,262,664	-	-	-	-	2,460,652	0.13%
	60 to 89 Days Past Due	-	-	-	-	-	194,657	-	-	-	-	202,914	-	-	-	397,570	0.02%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	127,404,898	92,267,561	107,447,506	141,528,085	168,119,493	175,998,575	220,231,601	253,298,826	290,130,494	346,042,969	420,344,154	193,855,308	92,952,061	4,258,657	2,633,880,189	17.40%
	Current and Less Than 30 Days Past Due	127,226,071	92,267,561	107,138,319	141,049,670	167,508,497	175,998,575	218,102,178	253,298,826	289,378,229	345,009,082	419,209,335	193,579,849	92,430,208	4,258,657	2,626,455,058	99.72%
	30 to 59 Days Past Due	178,826	-	309,187	478,415	610,996	-	2,129,423	-	752,265	1,033,887	887,558	-	521,853	-	6,902,411	0.26%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	247,261	275,459	-	-	522,720	0.02%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	5,520,112	5,362,302	6,611,595	9,174,328	12,883,972	12,767,175	20,848,735	24,207,124	25,754,664	41,409,493	53,712,216	45,328,016	22,265,909	2,407,363	288,253,005	1.90%
	Current and Less Than 30 Days Past Due	5,520,112	5,362,302	6,571,550	9,174,328	12,883,972	12,767,175	20,848,735	24,207,124	25,578,257	41,409,493	53,712,216	45,328,016	22,265,909	2,407,363	288,036,553	99.92%
	30 to 59 Days Past Due	-	-	40,045	-	-	-	-	-	176,407	-	-	-	-	-	216,452	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	7,090,054	4,724,839	6,788,198	8,895,313	9,498,974	11,246,449	16,938,277	18,778,268	30,104,965	45,509,270	34,293,672	4,981,361	3,517,191	-	202,366,830	1.34%
	Current and Less Than 30 Days Past Due	7,090,054	4,724,839	6,788,198	8,895,313	9,498,974	11,246,449	16,938,277	18,778,268	29,960,179	45,426,794	34,293,672	4,981,361	3,517,191	-	202,139,569	99.89%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	144,786	82,475	-	-	-	-	227,261	0.11%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,665,412	4,460,850	6,841,202	7,918,828	11,217,571	15,131,971	22,346,059	26,704,746	35,620,895	46,080,776	54,098,528	6,262,776	4,583,967	-	247,933,583	1.64%
	Current and Less Than 30 Days Past Due	6,665,412	4,460,850	6,814,489	7,918,828	11,217,571	15,131,971	22,346,059	26,704,746	35,620,895	46,080,776	54,098,528	6,262,776	4,583,967	-	247,906,870	99.99%
	30 to 59 Days Past Due	-	-	26,713	-	-	-	-	-	-	-	-	-	-	-	26,713	0.01%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	144,995	270,566	212,479	209,047	226,692	439,777	460,955	-	-	313,029	-	-	388,280	-	2,665,820	0.02%
	Current and Less Than 30 Days Past Due	144,995	270,566	212,479	209,047	226,692	439,777	460,955	-	-	313,029	-	-	388,280	-	2,665,820	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	15,341,287	10,539,480	12,803,205	15,283,736	19,746,601	27,375,671	30,997,730	38,108,492	47,108,271	66,714,518	55,474,290	16,981,416	6,003,376	390,892	362,868,966	2.40%
	Current and Less Than 30 Days Past Due	15,324,437	10,539,480	12,803,205	15,105,666	19,629,707	27,375,671	30,819,745	38,108,492	47,108,271	66,644,508	55,429,971	16,981,416	6,003,376	390,892	362,264,839	99.83%
	30 to 59 Days Past Due	-	-	-	178,070	-	-	177,985	-	-	70,010	44,319	-	-	-	470,382	0.13%
	60 to 89 Days Past Due	16,850	-	-	-	116,894	-	-	-	-	-	-	-	-	-	133,745	0.04%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	348,893,811	242,047,819	319,299,550	399,322,742	477,819,582	570,796,497	730,233,132	968,947,109	1,194,207,755	1,190,395,012	681,589,010	448,842,610	161,264,894	3,473,502	7,737,133,025	51.12%
	Current and Less Than 30 Days Past Due	348,663,665	241,819,873	318,822,320	399,119,416	477,819,582	570,105,933	730,056,539	968,286,428	1,193,289,326	1,188,719,938	679,717,425	448,008,309	161,264,894	3,473,502	7,729,167,150	99.90%
	30 to 59 Days Past Due	209,831	227,946	443,386	203,326	-	127,320	176,593	660,681	630,927	1,056,150	1,491,301	777,266	-	-	6,004,729	0.08%
	60 to 89 Days Past Due	20,315	-	33,844	-	-	563,244	-	-	287,502	618,923	380,284	57,034	-	-	1,961,146	0.03%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	1,494,063	1,164,863	2,060,139	2,989,223	2,160,931	3,051,103	3,356,766	4,531,704	6,834,380	9,949,162	12,809,683	3,397,403	509,781	-	54,309,201	0.36%
	Current and Less Than 30 Days Past Due	1,494,063	1,164,863	2,060,139	2,989,223	2,160,931	3,051,103	3,356,766	4,531,704	6,759,789	9,949,162	12,809,683	3,397,403	509,781	-	54,234,610	99.86%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	74,591	-	-	-	-	-	74,591	0.14%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	49,910,076	36,260,951	47,492,201	65,407,404	74,042,773	81,974,128	89,819,772	107,788,820	131,728,021	152,158,458	207,408,266	164,766,508	73,624,375	3,872,076	1,286,253,829	8.50%
	Current and Less Than 30 Days Past Due	49,910,076	35,869,868	47,492,201	65,407,404	74,042,773	81,414,991	89,819,772	107,393,472	131,728,021	151,853,900	206,765,877	164,469,412	73,290,645	3,872,076	1,283,330,488	99.77%
	30 to 59 Days Past Due	-	391,083	-	-	-	559,137	-	207,586	-	304,559	593,323	297,096	333,730	-	2,686,515	0.21%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	187,761	-	-	49,065	-	-	-	236,827	0.02%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	10,572,038	8,187,613	11,810,637	15,852,703	17,421,629	20,555,406	30,196,584	33,461,043	46,730,706	72,552,505	90,781,499	31,485,976	8,469,876	-	398,078,215	2.63%
	Current and Less Than 30 Days Past Due	10,572,038	8,170,037	11,810,637	15,852,703	17,421,629	20,555,406	30,196,584	33,461,043	46,730,706	72,552,505	90,781,499	31,485,976	8,264,448	-	397,855,211	99.94%
	30 to 59 Days Past Due	-	17,576	-	-	-	-	-	-	-	-	-	-	205,428	-	223,004	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,014,928	602,489	1,432,689	1,922,867	2,460,640	2,468,148	2,085,798	4,700,618	6,450,794	7,713,184	10,037,067	2,740,568	1,147,656	-	44,777,446	0.30%
	Current and Less Than 30 Days Past Due	1,014,928	602,489	1,432,689	1,922,867	2,460,640	2,468,148	2,085,798	4,700,618	6,450,794	7,713,184	10,037,067	2,740,568	1,147,656	-	44,777,446	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	646,632,817	463,841,022	591,123,860	775,392,458	894,464,471	1,054,007,311	1,339,971,624	1,679,682,095	2,111,270,100	2,358,596,010	1,812,640,833	988,033,620	404,697,690	16,055,314	15,136,409,225	100.00%
	Current and Less Than 30 Days Past Due	646,143,809	463,204,417	590,187,191	774,532,648	893,679,206	1,052,562,952	1,337,349,031	1,678,251,389	2,108,722,958	2,354,167,342	1,808,744,807	986,626,764	403,636,679	16,055,314	15,113,864,507	99.85%
	30 to 59 Days Past Due	451,843	636,605	902,825	859,811	668,370	686,457	2,622,593	1,242,945	2,259,640	3,809,745	3,016,501	1,074,362	1,061,011	-	19,292,709	0.13%
	60 to 89 Days Past Due	37,165	-	33,844	-	116,894	757,901	-	187,761	287,502	618,923	879,525	332,493	-	-	3,252,008	0.02%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	6/29/2015
Distribution Date:	7/15/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	9,293,127	8,091,281	9,707,329	13,632,510	16,197,357	17,828,830	21,710,083	29,509,953	35,911,966	34,428,352	31,066,991	20,915,265	5,248,753	341,039	253,882,834	1.68%
<=599	4,557,551	6,008,984	5,003,889	7,878,064	10,937,209	9,897,270	19,435,250	23,814,664	39,052,795	53,589,726	42,973,061	24,294,894	12,527,339	-	259,970,695	1.72%
600-650	10,177,940	6,693,696	10,679,721	16,069,408	18,914,896	20,144,761	36,971,044	50,680,020	74,502,260	100,600,540	92,072,512	43,911,924	16,145,440	577,338	498,141,501	3.29%
651-700	23,565,751	21,548,601	30,693,865	46,417,628	46,346,816	54,880,838	89,353,675	118,223,189	178,905,208	217,260,187	180,440,156	106,994,132	44,157,099	1,106,563	1,159,893,708	7.66%
701-750	54,516,820	41,780,607	62,338,594	75,690,698	96,699,873	112,009,019	154,343,402	225,874,711	313,506,525	345,863,063	270,181,372	155,950,055	63,761,562	2,966,345	1,975,482,644	13.05%
751-800	80,349,969	62,011,353	83,569,015	118,328,423	139,362,046	175,157,961	232,672,124	284,326,146	388,801,920	463,204,628	349,022,016	190,174,973	77,618,608	3,064,115	2,647,663,296	17.49%
>800	464,171,659	317,706,499	389,131,447	497,375,728	566,006,274	664,088,631	785,486,045	947,253,414	1,080,589,427	1,143,649,516	846,884,725	445,792,376	185,238,890	7,999,915	8,341,374,546	55.11%
Total	646,632,817	463,841,022	591,123,860	775,392,458	894,464,471	1,054,007,311	1,339,971,624	1,679,682,095	2,111,270,100	2,358,596,010	1,812,640,833	988,033,620	404,697,690	16,055,314	15,136,409,225	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.
(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.